PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Summary Of Property, Plant And Equipment

In thousands of euro	Land and Buildings[1]	Plant and Equipment	Furniture and fittings	Motor Vehicles	Assets under Construction[2]	TOTAL
Cost
At January 1, 2021	93,716	25,953	5,691	602	5,142	131,104
Additions	83,776	16,303	1,617	361	45,255	147,312
Disposals	(122)	(926)	(167)	(7)	—	(1,222)
Modification of lease[3]	68	—	—	—	—	68
Cancellation of leases[4]	(3,586)	—	—	—	—	(3,586)
Transfers	788	2,975	—	—	(3,500)	263
Foreign exchange differences	8,619	2,372	457	57	1,819	13,324
At December 31, 2021	183,259	46,677	7,598	1,013	48,716	287,263

Depreciation/impairment
At January 1, 2021	(6,447)	(10,321)	(1,398)	(219)	—	(18,385)
Depreciation	(13,141)	(7,983)	(1,338)	(220)	—	(22,682)
Impairment[5]	(3,879)	(2,310)	(177)	(185)	(204)	(6,755)
Impairment reversal	883	—	—	—	—	883
Cancellation of leases	717	—	—	—	—	717
Disposals	122	841	119	4	—	1,086
Transfers	—	124	(58)	(66)	—	—
Foreign exchange differences	(840)	(1,081)	(148)	(31)	(9)	(2,109)
At 31 December 2021	(22,585)	(20,730)	(3,000)	(717)	(213)	(47,245)

Net book Value
At January 1, 2021	87,269	15,632	4,293	383	5,142	112,719
At December 31, 2021	160,674	25,947	4,598	296	48,503	240,018

In thousands of euro	Land and Buildings[1]	Plant and Equipment	Furniture and fittings	Motor Vehicles	Assets under Construction[2]	TOTAL
Cost
At January 1, 2020	23,945	16,268	3,536	116	1,533	45,398
Additions	50,491	10,541	2,460	83	3,731	67,306
Disposals	—	(157)	(231)	—	—	(388)
Modification of lease[3]	24,506	—	—	—	—	24,506
Additions through business combinations under common control	—	139	131	392	—	662
Transfers	(1,812)					(1,812)
Additions through business combinations	165	735	4	10	—	914
Foreign exchange differences	(3,579)	(1,573)	(209)	1	(122)	(5,482)
At December 31, 2020	93,716	25,953	5,691	602	5,142	131,104

Depreciation/impairment
At January 1, 2020	(3,549)	(5,984)	(864)	(54)	—	(10,451)
Additions through business combinations under common control	—	(59)	(25)	(95)	—	(179)
Depreciation	(6,157)	(4,984)	(788)	(72)	—	(12,001)
Modification of lease[3]	1,114					1,114
Transfers	1,812					1,812
Impairment	—	(25)	—	—	—	(25)
Disposals	—	157	225	—	—	382
Foreign exchange differences	333	574	54	2	—	963
At December 31, 2020	(6,447)	(10,321)	(1,398)	(219)	—	(18,385)

Net book Value
At January 1, 2020	20,396	10,284	2,672	62	1,533	34,947
At December 31, 2020	87,269	15,632	4,293	383	5,142	112,719
1.Land and Building comprise cost of right-of-use assets of properties for EUR 173,004,035 (2020: 93,575,296), accumulated depreciation for EUR 19,169,540 (2020: EUR 6,559,257) and accumulated impairment for EUR 2,755,142.
2.Assets under construction classified under property, plant and equipment are assets bought and/or lease hold improvements that are not ready for use. Additions to assets under construction include capitalized borrowing costs directly related to the building of the factories for EUR 113,259 (2020: EUR -), calculated using a capitalization rate of 21%.
3.During 2020, the Group has entered a number of new leases and amended several existing agreements. The Group has entered into 4 lease agreements in the USA which have a right-of-use assets of EUR 23,770,000. In addition, the Group has leased office and factory buildings in the UK of total right-of-use asset value of EUR 24,683,000. Due to the growth the Group, we have renegotiated several of the existing lease agreements, which resulted in obtaining better terms and at the same time extent the period of the lease terms. The total modification of the lease amounted to EUR 24,506,000 of cost and EUR 1,114,000 of accumulated depreciation. In 2021, the Group entered into several lease agreements a total amount EUR 74,635,121. These additions are related, mainly, to offices and workshop spaces in the UK for EUR 60,765,004, to a workshop space in Spain for EUR 11,483,107 and in Russia for EUR 22,149,549.
4.Cancellation of leases relate to the cancellation of 3 leases in the UK, the net book value of the right-of-use assets cancelled amounted to EUR 2,869,267 resulting in a gain of EUR 1,096,778.
5.Impairment of right-of-use assets booked in 2021 relate mainly to right-of-use assets of leases in Germany under dispute for EUR 1,824,188, to a workshop space in the US for EUR 932,693 and to a lease in Israel for EUR 721,772 being part of the fixed assets of the Charing Stations cash generating unit impaired. The impairment of right-of-use asset related to the workshop space in the US was reversed in the same year as the group assessed that the circumstances that initially led to booking the impairment do no longer exist at December 31, 2021.
An impairment loss of EUR 3,916,361 was recorded related to the property, plant and equipment of Charging Stations and Roborace cash generating units.